Investment Properties (Details 3) - ARS ($) $ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about investment property [abstract]
Revenues from rental and services (Note 25)		$ 8,255,456	$ 10,802,312	$ 10,922,095
Expenses and collective promotion fund (Note 25)		3,109,382	3,709,732	4,389,642
Rental and services costs (Note 26)		3,975,514	4,826,611	5,351,754
Net unrealized gain / (loss) from fair value adjustment on investment properties		24,460,451	(36,964,252)	13,560,751
Net realized gain from fair value adjustment on investment properties	[1],[2]	$ 1,133,425		$ 23,016

[1]	As of June 30, 2020 it includes ARS 3,844.- and ARS 359,939.- for the monetary and non-monetary benefit, respectively, corresponding to the barter transaction of the Caballito Ferro land, ARS 573,006 for the sale of floors 10th and 11th of the office building "200 Della Paolera", and ARS 196,636 for the deconsolidation of La Malteria SA. As of June 30, 2018, it includes ARS 23,016 correspond to the sale 2nd floor of the Intercontinental Building.
[2]	As of June 30, 2020, ARS 665,873 corresponds to net realized gain from fair value on investment properties for the year (ARS 92,867 for the Caballito Ferro land and ARS 573,006 for the "200 Della Paolera" building) and ARS 467,552 net realized gain from fair value on investment properties in previous years (ARS 270,916 attributable to the Caballito Ferro land and ARS 196,636 to the deconsolidation of La Malteria SA). As of June 30, 2018, ARS 7,088 corresponds to net realized gain from fair value on investment properties for the year and ARS 15,928 net realized gain from fair value on investment properties in previous years.